Consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income / (loss)
Revenue	$ 17,207,362	$ 22,852,263	$ 42,997,089
Cost of sales	(13,568,140)	(18,741,277)	(42,817,258)
Gross income	3,639,222	4,110,986	179,831
General and administrative expenses	(11,126,656)	(9,785,735)	(62,709,036)
Selling and marketing expenses	(120,984)	(93,431)	(17,455,198)
Charge for provision for expected credit losses	(578,341)	(273,975)	(451,526)
Expiration of deferred tax assets	(563,709)
Other income, net	261,624	18,834,177	353,589
Operating (loss)/profit	(8,488,844)	12,792,022	(80,082,340)
Finance income	74,361	59,812	198,432
Finance cost	(40,979)	(61,440)	(3,576,767)
Change in fair value of financial liabilities	(562,736)	1,210,671	109,720,648
Change in fair value of deferred purchase price	(1,865,274)	727,134	31,844,346
Change in fair value of employee share compensation schemes	(181,590)	(1,636,738)	36,155,857
Recapitalization costs			(139,609,424)
Impairment of financial assets			(10,000,880)
Impairment of assets			(46,381,441)
(Loss)/profit before tax from continuing operations	(11,065,062)	13,091,461	(101,731,569)
Income tax benefit		41,305	3,225,251
(Loss)/profit for the year from continuing operations	(11,065,062)	13,132,766	(98,506,318)
Discontinued operations
Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)
(Loss)/profit for the year	(10,269,693)	3,056,476	(123,579,448)
Attributable to:
Equity holders of the Parent Company	(10,338,737)	$ 3,056,476	(116,496,525)
Non-controlling interests	$ 69,044		$ (7,082,923)
(Loss)/profit per share attributable to equity holders of the Parent Company
Basic	$ (1.19)	$ 0.45	$ (18.21)
Diluted	(1.19)	0.28	(18.21)
(Loss)/profit per share attributable to equity holders of the Parent Company for continuing operations
Basic	(1.28)	1.94	(14.52)
Diluted	$ (1.28)	$ 1.19	$ (14.52)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (4,871,943)	$ (5,299,295)	$ (5,290,594)
Total comprehensive loss for the year	(15,141,636)	(2,242,819)	(128,870,042)
Attributable to:
Equity holders of the Parent Company	(15,210,680)	$ (2,242,819)	(121,787,119)
Non-controlling interests	$ 69,044		$ (7,082,923)